Note 21 - Loans and Borrowings - Loans and Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Current loans and borrowings	$ 2,327	$ 887	$ 3,955	$ 235
Non-current loans and borrowings	19,359	18,380	18,385	20,020
Total	21,686	19,267	18,385	20,255
Debtor invoice financing [member]
Statement Line Items [Line Items]
Current loans and borrowings	901	751
Finance leases [member]
Statement Line Items [Line Items]
Current loans and borrowings	660	136	285	145
Non-current loans and borrowings	1,117	138	293	95
Shareholder loans [member]
Statement Line Items [Line Items]
Current loans and borrowings	766		1,670
Non-current loans and borrowings	18,242	18,242	18,092	18,992
Financing agreement [member]
Statement Line Items [Line Items]
Current loans and borrowings			2,000
Bank Loan [Member]
Statement Line Items [Line Items]
Current loans and borrowings				90
Non-current loans and borrowings				$ 933